OTHER INFORMATION BY NATURE - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Other information by nature [Abstract]
Compensation related to product development	€ 305,584	€ 294,047	€ 284,947
Average number of employees	3,336	3,115	2,954